Condensed Financial Statements of Affiliates, Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,245,671	¥ 1,164,247
Non-current assets	1,461,178	1,376,831
Current liabilities	1,141,486	1,035,196
Long-term liabilities	824,211	850,160
Equity	741,152	655,722
Redeemable preferred stock	1,233	1,533
Noncontrolling interests	27,905	30,280
Condensed Financial Information of Affiliates that Recorded Net Income Attributable To Affiliated Companies, which primarily includes Sumitomo Mitsui Card and PLDT
Schedule of Equity Method Investments [Line Items]
Current assets	1,124,310	996,026
Non-current assets	877,558	725,890
Current liabilities	896,335	738,131
Long-term liabilities	496,179	530,089
Equity	609,354	453,696
Noncontrolling interests	7,776	1,495
Condensed Financial Information of Affiliates that Recorded Net Loss Attributable To Affiliated Companies, which primarily includes TTSL
Schedule of Equity Method Investments [Line Items]
Current assets	121,361	168,221
Non-current assets	583,620	650,941
Current liabilities	245,151	297,065
Long-term liabilities	328,032	320,071
Equity	131,798	202,026
Redeemable preferred stock	1,233	1,533
Noncontrolling interests	¥ 20,129	¥ 28,785